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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 12/31/08

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: NORTHAVEN MANAGEMENT, INC.

Address: 375 PARK AUE.
         SUITE 2709
         NEW YORK, NY 10152

Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ADENA PLESMID
Title: CONTROLLER
Phone: (212)798-0305


Signature, Place, and Date of Signing:

/s/ Adena Plesmid                  NEW YORK, NY                  1/21/09
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          NONE
Form 13F Information Table Entry Total:     17
Form 13F Information Table Value Total:     39,272
                                          (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                                   12/31/2008

USD

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

            ITEM 1             ITEM 2   ITEM 3    ITEM 4    ITEM 5             ITEM 6        ITEM 7        ITEM 8
------------------------------ ------ --------- --------- ---------     ------------------- -------- ------------------
                                                                           INVEST. DISC.              VOTING AUTHORITY
                                TITLE              FAIR   SHARES OF     -------------------          ------------------
                                 OF               MARKET  PRINCIPAL      SOLE  SHARED OTHER           SOLE  SHARED NONE
        NAME OF ISSUER          CLASS  CUSIP #    VALUE     AMOUNT         A      B     C   MANAGERS   A      B     C
------------------------------ ------ --------- --------- ---------     ------ ------ ----- -------- ------ ------ ----
ACNB CORP                      OTC EQ 000868109 2,059,442  166,084   N     X                 NORT    166084    0     0
COMMUNITY BANKERS TRUST CORP   COMMON 203612106 2,599,143  866,381   N     X                 NORT    866381    0     0
CONNECTICUT BANK & TRUST C     OTC EQ 207546102 1,744,380  352,400   N     X                 NORT    352400    0     0
WTS DIME BANCORP INC NEW       OTC EQ 25429Q110     8,276  413,775   N     X                 NORT    413775    0     0
MERIDIAN INTERSTATE BANCOR     OTC EQ 58964Q104   310,504   33,568   N     X                 NORT     33568    0     0
EASTERN INSURANCE HOLDINGS     OTC EQ 276534104 4,282,439  533,305   N     X                 NORT    533305    0     0
EASTERN VIRGINIA BANKSHARE     OTC EQ 277196101 1,446,646  164,205   N     X                 NORT    164205    0     0
FIRST HORIZON NATIONAL CORP    COMMON 320517105 3,229,230  305,509   N     X                 NORT    305509    0     0
FISERV INC                     OTC EQ 337738108 4,953,594  136,200   N     X                 NORT    136200    0     0
HAMPSHIRE FIRST BANK (NH)      OTC EQ 408853109 1,857,375  292,500   N     X                 NORT    292500    0     0
LENDER PROCESSING SERVICES INC COMMON 52602E102 1,030,750   35,000   N     X                 NORT     35000    0     0
NEW ENGLAND BANCSHARES INC     OTC EQ 643863202 1,993,600  249,200   N     X                 NORT    249200    0     0
PACWEST BANCORP                COMMON 695263103 1,958,374   72,802   N     X                 NORT     72802    0     0
PMA CAPITAL CORP               OTC EQ 693419202 4,962,351  700,897   N     X                 NORT    700897    0     0
SEACOAST BANKING CORPORATI     OTC EQ 811707306   848,569  128,571   N     X                 NORT    128571    0     0
STATE BANCORP INC NY           OTC EQ 855716106 2,605,791  267,535   N     X                 NORT    267535    0     0
WESTERN ALLICANCE BANCORP      COMMON 957638109 3,381,159  335,100   N     X                 NORT    335100    0     0